SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

37. SUBSEQUENT EVENTS

There are no other events or transactions, aside from those mentioned on Note 1.2 and 32, that occurred between the closing date of the fiscal year and the date of issuance of the consolidated financial statements that could significantly affect the equity and financial position or the results of the Company as of the closing date of the current fiscal year.